Commitments and Contingencies	12 Months Ended
Mar. 31, 2022
Disclosure of commitments and contingencies [Abstract]
Commitments and Contingencies [Text Block]

18. Commitments and Contingencies

(a) Service agreements

The Company has a service agreement to operate and maintain their data centre computing equipment for the purpose of mining crypto currency on the cloud. As part of the arrangement, proprietary software is installed on the Company's computing equipment to assist in optimizing the use of the equipment.

(b) Power purchase agreement

The Company entered into a supplemental power pricing arrangement that provides a fixed price for up to 12 MW of electricity consumption each month at the Company's Bikupa Datacenter AB location in Sweden. The fixed price agreement was assessed and is being accounted for as an executory contract; electricity costs are expensed as incurred.

(c) Capital and other commitments:

There were no capital or other commitments at the current or prior year end in addition to the commitments disclosed above.

(d) Obligations on Mining equipment

The Company had purchase commitments of $64,678,000 as at March 31, 2022.

(e) Litigation

From time to time, the Company is involved in routine litigation incidental to the Company's business. Management believes that adequate provisions have been made where required and the ultimate resolution with respect to any claim will not have a material adverse effect on the financial position or results of the operations of the Company